Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [line items]
Financial assets investments - at fair value	₨ 1,532	$ 21	₨ 911	$ 12	₨ 48,865
Short term investments -Bank deposits	116,730	1,596	80,633
Derivative financial assets	701	10	6,922
Cash and cash equivalents	48,537	664	50,598
Restricted cash and cash equivalents	1,025	14	960
Carrying amount [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	1,532	21	911
Other non-current assets	107,515	1,470	49,384
Trade and other receivable	97,563	1,334	51,898
Short term investments -Bank deposits	116,730	1,596	80,633
Other investments	165,044	2,257	246,577
Derivative financial assets	701	10	6,947
Cash and cash equivalents	48,537	664	50,598
Restricted cash and cash equivalents	1,025	14	960
Financial assets	538,647	7,366	487,908
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	1,532	21	911
Other non-current assets	112,534	1,539	49,384
Trade and other receivable	97,711	1,336	51,898
Short term investments -Bank deposits	116,730	1,596	80,633
Other investments	165,044	2,257	246,577
Derivative financial assets	701	10	6,947
Cash and cash equivalents	48,537	664	50,598
Restricted cash and cash equivalents	1,025	14	960
Financial assets	543,814	$ 7,437	487,908
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	500		500
Trade and other receivable	1,633		506
Other investments	165,044		246,577
Derivative financial assets	129		2,760
Financial assets	167,306		250,343
Financial Liabilities Measured At Fair Value through Other Comprehensive Income Category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	1,032		411
Financial assets	1,032		411
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [line items]
Other non-current assets	107,515		49,384
Trade and other receivable	95,930		51,392
Short term investments -Bank deposits	116,730		80,633
Cash and cash equivalents	48,537		50,598
Restricted cash and cash equivalents	1,025		960
Financial assets	369,737		232,967
Derivatives used for hedging [member]
Disclosure of financial assets [line items]
Derivative financial assets	572		4,187
Financial assets	₨ 572		₨ 4,187